Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Employee benefits	€ 1,003	€ 930
Termination plans	254	306
Post-employment defined benefit plans	8	8
Other benefits	741	616
Dismantling of assets	25	32
Other provisions	413	342
Total	1,441	1,304
Non-current
Employee benefits	5,395	4,960
Termination plans	374	479
Post-employment defined benefit plans	400	484
Other benefits	4,621	3,997
Dismantling of assets	552	645
Other provisions	1,715	1,552
Total	7,662	7,157
Total
Employee benefits	6,398	5,890
Termination plans	628	785	€ 1,215
Post-employment defined benefit plans	408	492
Other benefits	5,362	4,613
Dismantling of assets	577	677
Other provisions	2,128	1,894
Total	€ 9,103	€ 8,461